Transactions with Related Parties - Summary of Key Management Personnel Compensation (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Salaries	₩ 2,264	₩ 1,734	₩ 1,503